Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,201	$ 1,282
Work-in-process	339	331
Finished goods	425	408
Tooling and engineering	1,339	1,382
Inventory, net, total	$ 3,304	$ 3,403